COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of finance lease and operating lease by lessee [line items]
Capital expenditure commitments	$ 2,173	$ 863
Subsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,307		$ 1,672
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	618
Later than one year and not later than two years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	1,028
Later than two years and not later than three years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	499
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 28